Revenue and Contracts with Customers (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue and Contracts with Customers (Details) [Line Items]
Accounts receivable	$ 249,797	$ 674,626	$ 873,688
Aggregate transaction price allocated performance obligations value		3,800,000
Recognized revenue		3,400,000
Revenue recognized		13,600,000
Deferred revenue	$ 313,100	730,573	1,117,703
Term of contract payment	30 days
Unsatisfied performance obligations	$ 2,800,000
Revenue expected to be recognized	2,700,000
Deferred revenue	$ 4,800,000	$ 500,000
Minimum [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Amortization period, deferred contract costs	1 year
Minimum [Member] | SaaS solutions [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Revenue, performance obligation, period		1 year
Maximum [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Amortization period, deferred contract costs	3 years
Maximum [Member] | SaaS solutions [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Revenue, performance obligation, period		3 years
Customers [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Accounts receivable		$ 674,626	873,688
Two Government Clients [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Accounts receivable		$ 219,912	$ 24,066
Accounts receivable government client percent		33.00%	3.00%
Customer Relationships [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Amortization period, deferred contract costs		1 year
Subscription fees [Member] | Minimum [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Revenue, performance obligation, period		1 year
Subscription fees [Member] | Minimum [Member] | SaaS solutions [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Revenue, performance obligation, period	1 year
Subscription fees [Member] | Maximum [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Revenue, performance obligation, period		3 years
Subscription fees [Member] | Maximum [Member] | SaaS solutions [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Revenue, performance obligation, period	3 years